Subsequent Events (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 28, 2014 Aegean X	Apr. 01, 2014 Aegean Flower	Apr. 01, 2014 Aegean Flower and Aegean X
Subsequent Event [Line Items]
DWT				6,400	6,523
Loss on sale of vessels, net	$ 4,312	$ 5,966	$ 8,682			$ (3,200)
Contracted sale price						$ 3,700